5. Loans and Allowance for Loan Losses, Credit Risk Profile (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 20,271
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,811
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,021
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,406
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,420
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	397
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	38,926
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,671
Residential 1-4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	194,287	$ 186,829
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		100,767
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		44,021
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,640
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		9,907
Residential 1-4 family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		29,494
Residential 1-4 family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25,939
Residential 1-4 family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	109,993
Residential 1-4 family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,639
Residential 1-4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,133
Residential 1-4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,583
Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	23,895	21,131
Multi Family [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		16,326
Multi Family [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,719
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		828
Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,252
Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6
Multi Family [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	792
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,283	8,246
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,090
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,080
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		198
Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	818	841
Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		37
Farmland [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,323
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,922
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	195
Construction and Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,163	18,518
Construction and Land Loans [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		8,091
Construction and Land Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,745
Construction and Land Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,231
Construction and Land Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,904	173
Construction and Land Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,278
Construction and Land Loans [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,036
Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	73,031	70,748
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		31,018
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,987
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,994
Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,012	10,590
Commercial, Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,159
Commercial, Owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,870
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,552
Commercial, Non owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	38,025	32,173
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		15,052
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		12,223
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,108
Commercial, Non owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,885	1,916
Commercial, Non owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		874
Commercial, Non owner Occupied [Member] | Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,481
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,979
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,157
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,523
Consumer Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,914	21,186
Consumer Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,751	20,953
Consumer Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	163	233
Second Mortgages Non Real Estate Secured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,169	14,574
Second Mortgages Non Real Estate Secured [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,147	14,440
Second Mortgages Non Real Estate Secured [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22	134
Commercial Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,144	31,586
Commercial Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	34,778	31,139
Commercial Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	366	447
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,959	2,683
Agricultural [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,959	2,683
Agricultural [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0